PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure of related party [text block]
Thousands

of U.S. dollars
2020 2021
Salaries

and variable

remuneration
6,137 8,489
Salaries

2,359 2,803
Share-based

compensation
2,493 3,938
Variable

remuneration

1,285 1,748
Payment

in kind
289 325
Medical insurance

77 80
Life insurance

premiums

64 72
Other

148 173
Total 6,426 8,814
31) RELATED

PARTIES
The following

table shows

the breakdown

of the

total remuneration

paid to the

Atento

Group’s

key management

personnel

in

2020 and
2021

Parent Member
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure of related party [text block]
33) PARENT

COMPANY

FINANCIAL

INFORMATION
In accordance with

the requirements

of SEC Rule 12-04(a)

and 5-04(c) of

Regulation S-X,

which require condensed

financial information
for the

financial

position,

income statement,
statement of

other comprehensive
income

and

cash flows

of a

Parent Company

as of the

same dates
and for

the same

periods

for which

audited

consolidated

financial statements

have been

presented

when the

restricted

net assets

of consolidated
subsidiaries

exceed

25 percent of consolidated

net assets

as of the end of the most

recently completed

fiscal year.

A

registrant

with

a

consolidated

shareholders’

deficit

is

considered

to

have

a

net

asset

base

of

zero

for

the

purpose

of

computing

its
proportionate

share of the restricted

net assets

of consolidated subsidiaries. As

a result, any restrictions

placed on the

net assets

of subsidiaries with
positive

equity

would result

in the

25%

threshold

being met

and

a corresponding

requirement to

provide

parent company

financial information.
Therefore,

this Parent

Company financial

information

is being

presented

due to

the restrictions

of our

Super

Senior

Credit Facility

issued by

the
intermediate

holding Luxco

1 S.A.

and all

subsidiaries

below,

some subsidiaries

are restricted

to transfer

dividends

to the

Parent

Company

(see
note 17).

In consequence,

the separate financial

statements

of the Parent

Company are

presented

below:
ATENTO

S.A.

CONDENSED STATEMENTS

OF FINANCIAL POSITION

As of December 31, 2020 and 2021
(In thousands of U.S. dollars, unless

otherwise

indicated)

December 31,
ASSETS 2020 2021
NON - CURRENT ASSETS
Investments 616,634

551,823

Other receivables from group companies 4,853

8,676

TOTAL NON

-CURRENT

ASSETS
621,487

560,499

CURRENT ASSETS
Other receivables from group companies 6,523

6,996

Other taxes recoverable 1,161

198

Cash and Cash equivalents 1,520

799

TOTAL CURRENT ASSETS
9,204

7,993

TOTAL ASSETS 630,691

568,492
ATENTO

S.A.
CONDENSED STATEMENTS

OF FINANCIAL POSITION

As of December 31, 2020 and 2021
(In thousands of U.S. dollars, unless

otherwise

indicated)

December 31,
LIABILITIES 2020 2021
CURRENT LIABILITIES
Other payables to group companies 21,087 16,297
Other taxes payables 1,701 336
Provisions 487 2,474
TOTAL CURRENT LIABILITIES 23,275 19,107
NON-CURRENT LIABILITIES
Non-trade payables

1,706 2,540
TOTAL NON

-CURRENT
LIABILITIES
1,706 2,540
TOTAL LIABILITIES 24,981 21,647
NET ASSETS 605,711 546,847
EQUITY
Share capital 49 49
Net Investment Share premium 543,848 546,747
Treasury shares

(12,312) (12,911)
Retained earnings 17,433 16,958
Translation differences 41,310 (21,340)
Stock-based compensation 15,383 17,344
TOTAL EQUITY 605,711 546,847
ATENTO

S.A.

CONDENSED

STATEMENTS

OF (LOSS)/PROFIT
For the years

ended December

31, 2019,

2020 and

2021
(In thousands

of U.S. dollars,

unless otherwise

indicated)
For the years

ended December

31,
2019 2020 2021
Operating

loss
(1,933) (656) (612)
Net finance

expense
(53) 878 (508)
(LOSS)/PROFIT
BEFORE INCOME
TAX
(1,986) 222 (1,120)
Income tax

expense

- - -
(LOSS)/PROFIT

FOR
THE YEAR

(1,986) 222 (1,120)
ATENTO

S.A.

CONDENSED

STATEMENTS

OF COMPREHENSIVE

(LOSS)/INCOME
For the years

ended December

31, 2019,

2020 and

2021
(In thousands

of U.S. dollars,

unless otherwise

indicated)

For the years

ended December

31,
2019 2020 2021
(Loss)/Profit

for the

year
(1,986) 222 (1,120)
Other comprehensive

income to be

reclassified
to profit and

loss in

subsequent

periods:
Translation

differences

(9,798) 42,931 (21,339)
Other comprehensive

(loss)/income
(9,798) 42,931 (21,339)
Total

comprehensive

(loss)/income
(11,784) 43,153 (22,459)
ATENTO

S.A.

CONDENSED

STATEMENTS

OF CASH FLOWS
For the years

ended December

31, 2019,

2020 and

2021
(In thousands

of U.S. dollars,

unless otherwise

indicated)

For the years

ended December

31,
2019 2020 2021
Operating

activities
Profit/(loss)

before

income tax
(1,986) 222 (1,120)
Adjustments

to reconcile

profit/(loss)

before tax

to net cash flows:
Changes in

trade provisions

-

-

18
Share-based

payment expense

-

716 746
Finance

income
(88) (90) (93)
Finance

costs
204 196 92
Net foreign exchange

differences
(63) (984) 509
53 (162) 1,272
Changes in

working capital:
Changes in

trade and

other receivables
328 (2,704) (922)
Changes in

trade and

other payables
3,284 1,964 546
Other payables 1,601 3,384 (229)
5,213 2,644 (605)
Interest paid

-

-

11
Interest received

-

-

345

-

-

356
Net cash

flows

from operating

activities
3,280 2,704 (97)
Financing activities
Acquisition

of treasury shares
(11,141) (1,328) (507)
Proceeds from

borrowing

from group companies
6,378

-

-

Net cash

flows

provided by/(used

in) financing activities
(4,763) (1,328) (507)
Net (decrease)/increase

in cash and

cash equivalents
(1,483) 1,376 (604)
Effect of exchange

rate changes

on cash
14 31 (117)
Cash and

cash equivalents

at beginning

of year
1,582 113 1,520
Cash and

cash equivalents

at end

of year
113 1,520 799
Certain

information

and footnote

disclosures

normally included

in financial

statements

prepared in accordance

with International

Financial
Reporting

Standards

have

been

condensed

or

omitted.

The

footnote

disclosures

contain

supplemental

information

only

and,

as

such,

these
statements

should be read

in conjunction

with the notes

to the accompanying

consolidated

financial statements.
Basis of preparation
The

condensed

financial

information

of

the

parent

company

has

been

prepared

using

the

same

accounting

policies

as

set

out

in

the
accompanying

consolidated

financial

statements

except

for

the

investment

in

subsidiaries

that

are

recognized

and

measured

at

cost

less

any
identified impairment

loss.
As

of

December

31,

2020

and

2021,

there

were

no

material

contingencies,

significant

provisions

of

long-term

obligations,

mandatory
dividend or

redemption

requirements

of redeemable

stocks or

guarantees

of the Company,

except

for those

which have been

separately

disclosed
in the consolidated

financial statements.
Reconciliation

(in thousands of U.S. dollars)
IFRS loss

reconciliation

For the year

ended December

31,
2019 2020 2021
Company IFRS

profit/(loss)

for the

year
(1,986) 221 (1,120)
Additional loss

if subsidiaries

had been accounted

for using the

equity method
(79,320) (47,102) (91,830)
Consolidated

IFRS loss

for the

year
(81,306) (46,881) (92,950)
IFRS Equity

reconciliation

For the year

ended December

31,
2020 2021
Parent shareholders’

equity
605,710 546,845
Additional equity

if subsidiaries

had been accounted

for using the equity

method
(486,034) (559,720)
Consolidated

IFRS shareholders’

equity
119,676 (12,875)